Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Prefered stock, shares authorized	100,000,000	100,000,000	100,000,000
Preferred stock, shares issued	752,200	752,200	0
Preferred stock, shares outstanding	752,200	752,200	0
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	100,000,000	100,000,000	100,000,000
Common Stock, shares issued	14,208,800	14,050,000	12,800,000
Common Stock, shares outstanding	14,208,800	14,050,000	12,800,000